Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Schedule of Intangible Assets, Net [Line Items]
Total	$ 473,931	$ 398,129
Less: accumulated amortization	(177,146)	(135,251)
Intangible assets, net	$ 296,785	262,878
Land use rights [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	50 years
Total	$ 252,561	256,211
Trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	5 years
Total	$ 200,169	120,412
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	3 years
Total	$ 21,201	$ 21,506